Regulatory Capital - Regulatory Capital Levels (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 leverage ratio, Required to be Considered Well Capitalized, Ratio	5.00%
Tier 1 leverage ratio, Required to be Considered Adequately Capitalized, Ratio	4.00%
Tier 1 risk-based capital ratio, Required to be Considered Well Capitalized, Ratio	6.00%
Tier 1 risk-based capital ratio, Required to be Considered Adequately Capitalized, Ratio	4.00%
Total risk-based capital ratio, Required to be Considered Well Capitalized, Ratio	10.00%
Total risk-based capital ratio, Required to be Considered Adequately Capitalized, Ratio	8.00%
Bank Regulatory Capital [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 leverage ratio, Assets	$ 3,642,143	$ 3,275,274
Tier 1 leverage ratio, Actual Ratio	12.00%	12.10%
Tier 1 leverage ratio, Amount	437,952	396,022
Tier 1 leverage ratio, Required to be Considered Well Capitalized, Ratio	10.00%	10.00%
Tier 1 leverage ratio, Required to be Considered Well Capitalized, Amount	364,214	327,527
Tier 1 leverage ratio, Required to be Considered Adequately Capitalized, Ratio	10.00%	10.00%
Tier 1 leverage ratio, Required to be Considered Adequately Capitalized, Amount	364,214	327,527
Risk-based capital ratio, Assets	2,622,537	1,868,535
Tier 1 risk-based capital ratio, Actual Ratio	16.70%	21.20%
Tier 1 risk-based capital ratio, Amount	437,952	396,022
Tier 1 risk-based capital ratio, Required to be Considered Well Capitalized, Ratio	11.00%	11.00%
Tier 1 risk-based capital ratio, Required to be Considered Well Capitalized, Amount	288,479	205,539
Tier 1 risk-based capital ratio, Required to be Considered Adequately Capitalized, Ratio	11.00%	11.00%
Tier 1 risk-based capital ratio, Required to be Considered Adequately Capitalized, Amount	288,479	205,539
Risk-based capital ratio, Assets	2,622,537	1,868,535
Total risk-based capital ratio, Actual Ratio	17.30%	22.20%
Total risk-based capital ratio, Amount	453,279	414,971
Total risk-based capital ratio, Required to be Considered Well Capitalized, Ratio	12.00%	12.00%
Total risk-based capital ratio, Required to be Considered Well Capitalized, Amount	314,704	224,224
Total risk-based capital ratio, Required to be Considered Adequately Capitalized, Ratio	12.00%	12.00%
Total risk-based capital ratio, Required to be Considered Adequately Capitalized, Amount	314,704	224,224
Company Regulatory Capital [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 leverage ratio, Assets	3,739,387	3,283,665
Tier 1 leverage ratio, Actual Ratio	18.00%	20.60%
Tier 1 leverage ratio, Amount	674,225	675,739
Tier 1 leverage ratio, Required to be Considered Well Capitalized, Ratio	5.00%	5.00%
Tier 1 leverage ratio, Required to be Considered Well Capitalized, Amount	186,969	164,183
Tier 1 leverage ratio, Required to be Considered Adequately Capitalized, Ratio	4.00%	4.00%
Tier 1 leverage ratio, Required to be Considered Adequately Capitalized, Amount	149,575	131,347
Risk-based capital ratio, Assets	2,720,124	1,873,078
Tier 1 risk-based capital ratio, Actual Ratio	24.80%	36.10%
Tier 1 risk-based capital ratio, Amount	674,225	675,739
Tier 1 risk-based capital ratio, Required to be Considered Well Capitalized, Ratio	6.00%	6.00%
Tier 1 risk-based capital ratio, Required to be Considered Well Capitalized, Amount	163,207	112,385
Tier 1 risk-based capital ratio, Required to be Considered Adequately Capitalized, Ratio	4.00%	4.00%
Tier 1 risk-based capital ratio, Required to be Considered Adequately Capitalized, Amount	108,805	74,923
Risk-based capital ratio, Assets	2,720,124	1,873,078
Total risk-based capital ratio, Actual Ratio	25.30%	37.10%
Total risk-based capital ratio, Amount	689,551	694,688
Total risk-based capital ratio, Required to be Considered Well Capitalized, Ratio	10.00%	10.00%
Total risk-based capital ratio, Required to be Considered Well Capitalized, Amount	272,012	187,308
Total risk-based capital ratio, Required to be Considered Adequately Capitalized, Ratio	8.00%	8.00%
Total risk-based capital ratio, Required to be Considered Adequately Capitalized, Amount	$ 217,610	$ 149,846